SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (288,241,624)	$ (41,791,107)	¥ (375,975,505)	¥ (375,935,570)
Research and development expenses	(383,091,118)	(55,542,991)	(490,018,940)	(416,272,985)
Other operating income (expense), net	122,213,830	17,719,340	80,325,008	74,298,644
Interest income	129,857,831	18,827,616	77,392,560	145,235,383
Equity in income (loss) of subsidiaries and share of income (loss) from VIE	62,395,476	9,046,494	(15,127,838)	1,306,287
Net income (loss)	(90,414,597)	(13,108,883)	(620,248,897)	404,735,526
Other comprehensive (loss) income:
Comprehensive income (loss) attributable to the ordinary shareholders	359,190,038	52,077,661	(705,416,675)	61,516,460
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(38,959,768)	(5,648,635)	(83,456,188)	(63,824,140)
Research and development expenses			(2,454,862)	(3,787,468)
Other operating income (expense), net	42,792,705	6,204,359	(24,367,660)	13,014,651
Interest income	91,701,152	13,295,417	33,567,582	116,756,835
Equity in income (loss) of subsidiaries and share of income (loss) from VIE	(170,956,497)	(24,786,361)	(505,172,018)	423,338,719
Net income (loss)	(75,422,408)	(10,935,220)	(581,883,146)	485,498,597
Other comprehensive (loss) income:
Foreign currency translation adjustment	434,612,446	63,012,882	(123,533,529)	(423,982,137)
Comprehensive income (loss) attributable to the ordinary shareholders	¥ 359,190,038	$ 52,077,662	¥ (705,416,675)	¥ 61,516,460